Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Receivable [Line Items]
Government institutions	$ 51	$ 55
Prepaid expenses	167	100
Receivables, Net, Current	$ 218	$ 155